Other expenses	12 Months Ended
Dec. 31, 2019
Other Expense [Abstract]
Disclosure of additional information [text block]

7 Other expenses

Auditor's remuneration
	Full year
(in USD million, excluding VAT)	2019	2018	2017

Audit fee Ernst & Young (principal accountant 2019)	4.7
Audit fee KPMG (principal accountant 2018 and 2017)	2.8	7.1	6.1
Audit related fee Ernst & Young (principal accountant 2019)	0.5
Audit related fee KPMG (principal accountant 2018 and 2017)	1.2	1.0	0.9
Tax fee Ernst & Young (principal accountant 2019)	0.2
Tax fee KPMG (principal accountant 2018 and 2017)	0.0	0.0	0.0
Other service fee Ernst & Young (principal accountant 2019)	0.9
Other service fee KPMG (principal accountant 2018 and 2017)	0.0	0.0	0.0

Total	10.3	8.1	7.0

In addition to the figures in the table above, the audit fees and audit related fees related to Equinor operated licences amount to USD 0.5 million, USD 0.9 million and USD 0.8 million for 2019, 2018 and 2017, respectively.

On 15 May 2019, the general meeting of shareholders appointed Ernst & Young AS as Equinor’s auditor, thereby replacing KPMG AS.

Research and development expenditures

Research and development (R&D) expenditures were USD 300 million, USD 315 million and USD 307 million in 2019, 2018 and 2017, respectively. R&D expenditures are partly financed by partners of Equinor operated licences. Equinor's share of the expenditures has been recognised as expense in the Consolidated statement of income.